Key Management Personnel Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Key Management Personnel Compensation [Abstract]
Schedule of Compensation to Key Management Personnel of the Group

The compensation to key management personnel, including directors and senior management, of the Group is as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
	US$	US$

Salaries, allowances and other benefits	433,715	733,402
Equity-settled share-based payment expense	377,165	1,236,282
Pension scheme contributions	9,839	22,340

Total	820,719	1,992,024

The compensation to key management personnel of the Group is as follows:

	2024	2023	2022
	US$	US$	US$

Salaries, allowances and other benefits	1,735,928	1,384,247	1,761,735
Equity-settled share-based payment expense	2,076,504	4,869,487	14,430,835
Reversal of other long-term employee benefits	-	(69,207)	(1,525,014)
Pension scheme contributions	28,088	19,189	16,226
	3,840,520	6,203,716	14,683,782